SCHEDULE OF ESTIMATED USEFUL LIVES OF OTHER INTANGIBLE ASSETS (Details)	Mar. 31, 2026
Software, Internally Developed [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Intangible assets useful life	3 years
Software, Internally Developed [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Intangible assets useful life	5 years
Trademarks [Member]
Property, Plant, and Equipment [Line Items]
Intangible assets useful life	10 years